Related Party Transactions (Details) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 24, 2023	Jun. 22, 2023	Jan. 11, 2022	Nov. 18, 2021	May 11, 2021	Jul. 27, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2022
Related Party Transaction [Line Items]
Number of shares forfeited								187,500	187,500
Exceeds value per share (in Dollars per share)							$ 12
Conversion share						4,124,995
Sponsor amount (in Dollars)		$ 45,000
Trust account (in Dollars)							$ 270,000
Aggregate loans (in Dollars)	$ 100,000
Borrowed amount (in Dollars)							$ 100,000
Trading day period commences								30 days
Working capital loans warrant [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant (in Dollars)								$ 1,500,000
Outstanding balance of related party note (in Dollars)
Price of warrants (in Dollars per share)								$ 1
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeited							187,500	187,500
Class B Common Stock [Member]
Related Party Transaction [Line Items]
Common stock shares issued							5	4,125,000	4,125,000
Common stock, shares par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued						5
Shares outstanding						5
Class B Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture			187,500
Number of shares forfeited			187,500				4,312,500
Common stock, shares par value (in Dollars per share)			$ 0.0001				$ 0.0001
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common stock shares issued						4,124,995	4,124,995
Common stock, shares par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued						7,644,814
Shares outstanding						7,644,814	3,519,819	16,500,000	15,000,000
Price per warrant (in Dollars per share)							$ 11.5			$ 11.5
Redeemable [Member]
Related Party Transaction [Line Items]
Shares outstanding						3,519,819
Non-redeemable [Member]
Related Party Transaction [Line Items]
Shares outstanding						4,124,995
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Consideration received (in Dollars)					$ 25,000
Consideration received, shares					4,312,500
Shares subject to forfeiture					562,500			562,500
Restrictions on transfer period				1 year
Sale price (in Dollars per share)				$ 12
Sale of shares or warrants completion of the initial business combination				20 days
After the completion of the initial business combination				30 days
Trading day period commences				150 days
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Jeff Rosenthal, Margaret McDonald and Jason White [Member]
Related Party Transaction [Line Items]
Number of shares transferred				25,000
Number of shares transferred				25,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Assia Grazioli-Venier [Member]
Related Party Transaction [Line Items]
Number of shares transferred				15,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Assia Grazioli-Venier and Nate Bosshard [Member]
Related Party Transaction [Line Items]
Number of shares transferred				15,000
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Related party promissory note (in Dollars)					$ 300,000
Borrowed amount (in Dollars)									$ 189,789
Outstanding balance of related party note (in Dollars)									$ 189,789
Related Party Loans [Member] | Working capital loans warrant [Member]
Related Party Transaction [Line Items]
Borrowed amount (in Dollars)
Loan conversion agreement warrant (in Dollars)							$ 1,500,000
Price per warrant (in Dollars per share)							$ 1